Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Accounts Receivable, Net [Abstract]
Accounts receivable	$ 10,069,682	$ 6,206,171
Less: Allowance for expected credit losses	(192,652)	(17,179)	$ (143)
Accounts receivable, net	$ 9,877,030	$ 6,188,992